Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

NOTE 1 - DESCRIPTION OF BUSINESS

a.	General

InspireMD, Inc., a Delaware corporation (the “Company”), together with its subsidiaries, is a medical device company focusing on the development and commercialization of its proprietary MicroNet™ stent platform technology for the treatment of complex vascular and coronary disease. MicroNet, a micron mesh sleeve, is wrapped over a stent to provide embolic protection in stenting procedures.

The Company’s carotid product (CGuard™ EPS) combines MicroNet and a self-expandable nitinol stent in a single device to treat carotid artery disease.

The Company’s coronary product combining MicroNet and a bare-metal stent (MGuard Prime™ EPS) is marketed for use in patients with acute coronary syndromes, notably acute myocardial infarction (heart attack) and saphenous vein graft coronary interventions (bypass surgery).

The Company markets its products through distributors in international markets, mainly in Europe.

b.	Liquidity

The Company has an accumulated deficit as of September 30, 2020, as well as a history of net losses and negative operating cash flows in recent years. The Company expects to continue incurring losses and negative cash flows from operations until its products (primarily CGuard™ EPS) reach commercial profitability. As a result of these expected losses and negative cash flows from operations, along with the Company’s current cash position, the Company has sufficient resources to fund operations through the third quarter of 2021. Therefore, there is substantial doubt about the Company’s ability to continue as a going concern. These financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

Management’s plans include the continued commercialization of the Company’s products and raising capital through the sale of additional equity securities, debt or capital inflows from strategic partnerships. There are no assurances however, that the Company will be successful in obtaining the level of financing needed for its operations. The COVID-19 pandemic has resulted in significant financial market volatility and uncertainty in recent weeks. A continuation or worsening of the levels of market disruption and volatility seen in the recent past could have an adverse effect on our ability to access capital and on the market price of our common stock, and we may not be able to successfully raise capital through the sale of our securities. If the Company is unsuccessful in commercializing its products and raising capital, it may need to reduce activities, curtail or cease operations.

c.	COVID-19 Pandemic

During the nine months ended September 30, 2020, in an effort to contain and mitigate the spread of COVID-19, many countries have imposed unprecedented restrictions on travel, quarantines and other public health safety measures. As of the beginning of the second quarter of 2020, we began to experience a significant COVID-19 related impact on our financial condition and results of operations, which we primarily attribute to the postponement of CGuard EPS procedures (non-emergency procedures), as hospitals shifted resources to patients affected by COVID-19. To the best of our knowledge, most European countries in which we operate are reinstating elective procedures, but we do not know when the hospitals will resume to normal pre-pandemic levels with such procedures in light of recent increases in COVID-19 cases in the territories we sell into. We anticipate that the continuation of the pandemic and related restrictions and safety measures would likely result in a continued decline in sales of our products for the upcoming periods.

In response to the significant market volatility and uncertainties relating to COVID-19, the fees and salaries of the Company’s board of directors, management and most of its employees were reduced in order to alleviate corporate operating expenses. Following the closing of an underwritten public offering in June 2020, which provided $10.7 million of net proceeds to the Company, the Company reinstated the fees and salaries of its board of directors, management and employees. As a result of the reduction of those fees and salaries during the second quarter of 2020, the Company’s operating expenses were reduced by approximately $235,000 in the second quarter of 2020.

NOTE 1 - DESCRIPTION OF BUSINESS

a.	General

InspireMD, Inc., a Delaware corporation (the “Company”), together with its subsidiaries, is a medical device company focusing on the development and commercialization of its proprietary MicroNet™ stent platform technology for the treatment of complex vascular and coronary disease. MicroNet, a micron mesh sleeve, is wrapped over a stent to provide embolic protection in stenting procedures.

The Company’s carotid product (CGuard™ EPS) combines MicroNet and a self-expandable nitinol stent in a single device to treat carotid artery disease.

The Company’s coronary product combining MicroNet and a bare-metal stent (MGuard Prime™ EPS) is marketed for use in patients with acute coronary syndromes, notably acute myocardial infarction (heart attack) and saphenous vein graft coronary interventions (bypass surgery).

The Company markets its products through distributors in international markets, mainly in Europe.

b.	Liquidity

The Company has an accumulated deficit as of December 31, 2019, as well as a history of net losses and negative operating cash flows in recent years. The Company expects to continue incurring losses and negative cash flows from operations until its products (primarily CGuard™ EPS) reach commercial profitability. As a result of these expected losses and negative cash flows from operations, along with the Company’s current cash position, the Company has sufficient resources to fund operations until the end of May 2020. Therefore, there is substantial doubt about the Company’s ability to continue as a going concern. These financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

Management’s plans include the continued commercialization of the Company’s products and raising capital through the sale of additional equity securities, debt or capital inflows from strategic partnerships. There are no assurances however, that the Company will be successful in obtaining the level of financing needed for its operations. If the Company is unsuccessful in commercializing its products and raising capital, it may need to reduce activities, curtail or cease operations.